Nature of Business and Summary of Significant Accounting Policies - Additional Information (Details)			1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 03, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 12, 2021	Jul. 31, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Common stock, conversion description					minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger
Common stock, conversion ratio					1
Working Capital					$ 8,539,131
Accumulated deficit					44,207,272	$ 28,437,993
Cash					10,950,927	10,574,292
Current liabilities					3,268,906	2,145,996
Revenues					0
Number of common stock sold | shares			11,111	263,729
Sale of common stock, price per share | $ / shares			$ 9	$ 9
Proceeds from issuance of common stock, net of transaction costs	$ 9,100,000		$ 99,999	$ 2,373,561	2,473,560	5,742,171
Proceeds from sale of common stock in initial public offering					11,500,000
Cash equivalents					$ 0	$ 0
Accounting Standards Update [Extensible Enumeration]					us-gaap:AccountingStandardsUpdate201602Member
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2022
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares		2,000,000
Sale of common stock, price per share | $ / shares		$ 5
Proceeds from sale of common stock in initial public offering		$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 1,099,360
Over-Allotment Option
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares	300,000
Sale of common stock, price per share | $ / shares	$ 5
Proceeds from sale of common stock in initial public offering	$ 1,500,000
Offering And Overallotment
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payments of Stock Issuance Costs	2,406,170
Stock Issued During Period, Value, New Issues	$ 9,093,830
MAIA Biotechnology, Inc. | THIO Therapeutics, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent							93.30%
Minority stockholder ownership percentage							6.70%
MAIA Biotechnology, Inc. | MAIA Drug Development Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent								100.00%